Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands		Ordinary Shares		Additional Paid-in Capital	Other Comprehensive Income (loss)	Accumulated deficit	Total
Balance at Dec. 31, 2021			[1],[2]	$ 52,963	$ (109)	$ (31,453)	$ 21,401
Balance (in Shares) at Dec. 31, 2021	[2]	125,770,108
Exercise of stock options and RSU			[1],[2]	53			53
Exercise of stock options and RSU (in Shares)	[2]	1,107,736
Share-based compensation			[1],[2]	3,356			3,356
Issuance of shares and warrants, net			[1],[2]	6,570			6,570
Issuance of shares and warrants, net (in Shares)	[2]	19,593,836
Other comprehensive loss			[1],[2]		(121)		(121)
Net loss			[1],[2]			(21,859)	(21,859)
Balance at Dec. 31, 2022			[1],[2]	62,942	(230)	(53,312)	9,400
Balance (in Shares) at Dec. 31, 2022	[2]	146,471,680
Share-based compensation			[1],[2]	1,859			1,859
Share-based compensation (in Shares)	[2]	3,462,487
Issuance of shares and warrants, net			[1],[2]	11,257			11,257
Issuance of shares and warrants, net (in Shares)	[2]	101,821,880
Other comprehensive loss			[1],[2]		230		230
Net loss			[1],[2]			(16,864)	(16,864)
Balance at Dec. 31, 2023			[1],[2]	76,058		(70,176)	$ 5,882
Balance (in Shares) at Dec. 31, 2023		251,756,047	[2]				251,756,047
Share-based compensation			[1],[2]	377			$ 377
Share-based compensation (in Shares)	[2]	8,317,863
Issuance of shares and warrants, net			[1],[2]	324			324
Issuance of shares and warrants, net (in Shares)	[2]	17,875,400
Issuance and exercise of warrants, net			[1],[2]	5,985			5,985
Issuance and exercise of warrants, net (in Shares)	[2]	71,654,449
Other comprehensive loss
Net loss			[1],[2]			(8,521)	(8,521)
Balance at Dec. 31, 2024			[1],[2]	$ 82,744		$ (78,697)	$ 4,047
Balance (in Shares) at Dec. 31, 2024		349,603,759	[2]				349,603,759

[1]	No par value
[2]	Not including shares held in abeyance